Basis of preparation (Details) - EUR (€) € in Thousands	1 Months Ended			3 Months Ended		6 Months Ended	9 Months Ended		142 Months Ended
	Jul. 31, 2025	Oct. 31, 2023	Feb. 28, 2023	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Net loss for the period				€ (153,358)	€ (55,227)		€ (254,142)	€ (136,864)
Capital increases							648,124	0	€ 1,194,700
Proceeds from borrowings									175,000
Proceeds from research tax credit						€ 5,640			41,300
Net proceeds from PGE									2,900
Cash and cash equivalents				€ 589,703	€ 180,451		€ 589,703	€ 180,451	589,703	€ 144,221	€ 251,942
Conditional advances Bpifrance
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from government grants									21,300
Net proceeds from sale of royalty certificates									€ 1,800
Registered direct offering
Disclosure of non-adjusting events after reporting period [line items]
Capital increases	€ 637,500	€ 223,300	€ 130,000